CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2017	Dec. 31, 2016
Priority share
Preferred share, par value (in euros per share)	€ 1	€ 1
Preferred share, share authorized	1	1
Preferred share, share issued	1	1
Preferred share, share outstanding	1	1
Preference shares
Preferred share, par value (in euros per share)	€ 0.01	€ 0.01
Preferred share, share authorized	1,000,000,001	1,000,000,001
Preferred share, share issued	0	0
Preferred share, share outstanding	0	0
Class A
Ordinary shares, par value (in euros per share)	€ 0.01	€ 0.01
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	289,364,467	285,019,019
Ordinary shares, shares outstanding	285,612,556	277,579,206
Treasury shares	3,751,911	7,439,813
Class B
Ordinary shares, par value (in euros per share)	€ 0.10	€ 0.10
Ordinary shares, shares authorized	46,997,887	46,997,887
Ordinary shares, shares issued	40,692,286	45,037,734
Ordinary shares, shares outstanding	40,692,286	45,037,734
Class C
Ordinary shares, par value (in euros per share)	€ 0.09	€ 0.09
Ordinary shares, shares authorized	46,997,887	46,997,887
Ordinary shares, shares issued	4,166,448	560,235
Ordinary shares, shares outstanding	0	0